Uncertainty Regarding Impacts of Recent Disruptions in U.S. Banking System	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
UNCERTAINTY REGARDING IMPACTS OF RECENT DISRUPTIONS IN U.S. BANKING SYSTEM

Note 9 — Uncertainty Regarding Impacts of Recent Disruptions In U.S. Banking System

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. The U.S. government took certain actions to strengthen public confidence in the U.S. banking system. However, there can be no certainty that the actions taken by the U.S. government will be effective in mitigating the effects of financial institution failures on the economy, which may include limits on access to short term liquidity in the near term or other adverse effects. As disclosed in Note 2, the Company maintains cash amounts in excess of federally insured limits in the aggregate amount of $42,141,844 as of December 31, 2022, and has certain concentrations in credit risk that expose the Company to risk of loss if the counterparty is unable to perform as a result of future disruptions in the U.S. banking system or economy. Given the uncertainty of the situation, the related financial impact cannot be reasonably estimated at this time.

NOTE 9. UNCERTAINTY REGARDING IMPACTS OF RECENT DISRUPTIONS IN U.S. BANKING SYSTEM

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. The U.S. government took certain actions to strengthen public confidence in the U.S. banking system. However, there can be no certainty that the actions taken by the U.S. government will be effective in mitigating the effects of financial institution failures on the economy, which may include limits on access to short term liquidity in the near term or other adverse effects. As disclosed in Note 2, the Company maintains cash amounts in excess of federally insured limits in the aggregate amount of $42,141,844, as of December 31, 2022, and has certain concentrations in credit risk that expose the Company to risk of loss if the counterparty is unable to perform as a result of future disruptions in the U.S. banking system or economy. Given the uncertainty of the situation, the related financial impact cannot be reasonably estimated at this time.